Condensed Interim Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 52,288,378	$ 56,903,038
Vessel held for sale	0	8,083,405
Receivables, trade	27,650,482	27,460,132
Prepayments	1,534,639	1,291,399
Advances and deposits	2,857,280	2,132,804
Other receivables	709,781	786,084
Inventories	11,264,168	12,812,039
Total current assets	96,304,728	109,468,901
Non-current assets
Vessels and vessel equipment, net	697,751,341	721,492,473
Ballast water treatment systems, net	1,339,292	528,774
Deferred drydock expenditure, net	8,452,410	7,127,364
Leasehold improvements, net	409,744	423,620
Other non-current assets, net	3,537,367	3,549,511
Operating lease, right of use asset	2,051,985	2,169,158
Total non-current assets	713,542,139	735,290,900
TOTAL ASSETS	809,846,867	844,759,801
Current liabilities
Payables, trade	20,721,248	24,608,108
Other payables	67,414	35,900
Accrued interest on debt and finance leases	1,749,355	1,732,859
Current portion of long-term debt	21,309,147	22,834,543
Current portion of finance lease obligations	17,629,399	25,849,200
Current portion of operating lease obligations	452,617	477,147
Total current liabilities	61,929,180	75,537,757
Non-current liabilities
Non-current portion of long-term debt	197,442,751	205,519,705
Non-current portion of finance lease obligations	211,240,664	215,626,898
Non-current portion of operating lease obligations	1,362,066	1,491,507
Total non-current liabilities	410,045,481	422,638,110
Equity
Share capital	350,192	350,192
Additional paid in capital	414,950,454	414,508,403
Treasury stock	(15,348,909)	(15,348,909)
Accumulated deficit	(62,079,531)	(52,925,752)
Total equity	337,872,206	346,583,934
TOTAL LIABILITIES AND EQUITY	$ 809,846,867	$ 844,759,801